Distribution Date:	08/17/26	Benchmark 2025-V17 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-V17

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Attention: Lainie Kaye	cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing	commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Torchlight Loan Services, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: William Clarkson	wclarkson@torchlightinvestors.com
Mortgage Loan Detail (Part 1)	13-14		90 Park Avenue, 20th Floor | New York, NY 10016 | United States

Mortgage Loan Detail (Part 2)	15-16	Certificate Administrator	Computershare Trust Company, N.A.

Principal Prepayment Detail	17		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Detail	18		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Delinquency Loan Detail	19	Trustee	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;

Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Modified Loan Detail	23	Representations Reviewer

Historical Liquidated Loan Detail	24		Attention: BMARK 2025-V17 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Holder	400 Capital Management LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-2	081934AQ4	4.357110%	100,000,000.00	99,999,999.97	0.00	363,092.50	0.00	0.00	363,092.50	99,999,999.97	30.00%	30.00%
A-3	081934AR2	5.074600%	340,298,000.00	340,298,000.00	0.00	1,439,063.53	0.00	0.00	1,439,063.53	340,298,000.00	30.00%	30.00%
A-M	081934AU5	5.424510%	48,747,000.00	48,747,000.00	0.00	220,357.16	0.00	0.00	220,357.16	48,747,000.00	22.25%	22.25%
B	081934AV3	6.003594%	33,809,000.00	33,809,000.00	0.00	169,146.25	0.00	0.00	169,146.25	33,809,000.00	16.88%	16.88%
C	081934AW1	6.088594%	25,946,000.00	25,946,000.00	0.00	131,645.54	0.00	0.00	131,645.54	25,946,000.00	12.75%	12.75%
D	081934AC5	4.500000%	15,725,000.00	15,725,000.00	0.00	58,968.75	0.00	0.00	58,968.75	15,725,000.00	10.25%	10.25%
E	081934AE1	6.689594%	6,290,000.00	6,290,000.00	0.00	35,064.62	0.00	0.00	35,064.62	6,290,000.00	9.25%	9.25%
F-RR	081934AG6	6.689594%	18,084,000.00	18,084,000.00	0.00	100,812.18	0.00	0.00	100,812.18	18,084,000.00	6.38%	6.38%
G-RR	081934AJ0	6.689594%	11,007,000.00	11,007,000.00	0.00	61,360.30	0.00	0.00	61,360.30	11,007,000.00	4.63%	4.63%
J-RR*	081934AL5	6.689594%	29,092,000.00	29,092,000.00	0.00	151,988.10	0.00	0.00	151,988.10	29,092,000.00	0.00%	0.00%
R	081934AN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			628,998,000.00	628,997,999.97	0.00	2,731,498.93	0.00	0.00	2,731,498.93	628,997,999.97

X-A	081934AS0	1.726828%	489,045,000.00	489,044,999.97	0.00	703,747.13	0.00	0.00	703,747.13	489,044,999.97
X-B	081934AT8	0.649092%	59,755,000.00	59,755,000.00	0.00	32,322.10	0.00	0.00	32,322.10	59,755,000.00
X-D	081934AA9	2.189594%	15,725,000.00	15,725,000.00	0.00	28,692.80	0.00	0.00	28,692.80	15,725,000.00
Notional SubTotal			564,525,000.00	564,524,999.97	0.00	764,762.03	0.00	0.00	764,762.03	564,524,999.97

Deal Distribution Total					0.00	3,496,260.96	0.00	0.00	3,496,260.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2	081934AQ4	999.99999970	0.00000000	3.63092500	0.00000000	0.00000000	0.00000000	0.00000000	3.63092500	999.99999970
A-3	081934AR2	1,000.00000000	0.00000000	4.22883335	0.00000000	0.00000000	0.00000000	0.00000000	4.22883335	1,000.00000000
A-M	081934AU5	1,000.00000000	0.00000000	4.52042505	0.00000000	0.00000000	0.00000000	0.00000000	4.52042505	1,000.00000000
B	081934AV3	1,000.00000000	0.00000000	5.00299476	0.00000000	0.00000000	0.00000000	0.00000000	5.00299476	1,000.00000000
C	081934AW1	1,000.00000000	0.00000000	5.07382795	0.00000000	0.00000000	0.00000000	0.00000000	5.07382795	1,000.00000000
D	081934AC5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	081934AE1	1,000.00000000	0.00000000	5.57466137	0.00000000	0.00000000	0.00000000	0.00000000	5.57466137	1,000.00000000
F-RR	081934AG6	1,000.00000000	0.00000000	5.57466158	0.00000000	0.00000000	0.00000000	0.00000000	5.57466158	1,000.00000000
G-RR	081934AJ0	1,000.00000000	0.00000000	5.57466158	0.00000000	0.00000000	0.00000000	0.00000000	5.57466158	1,000.00000000
J-RR	081934AL5	1,000.00000000	0.00000000	5.22439502	0.35026640	0.53883336	0.00000000	0.00000000	5.22439502	1,000.00000000
R	081934AN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081934AS0	999.99999994	0.00000000	1.43902326	0.00000000	0.00000000	0.00000000	0.00000000	1.43902326	999.99999994
X-B	081934AT8	1,000.00000000	0.00000000	0.54091038	0.00000000	0.00000000	0.00000000	0.00000000	0.54091038	1,000.00000000
X-D	081934AA9	1,000.00000000	0.00000000	1.82466137	0.00000000	0.00000000	0.00000000	0.00000000	1.82466137	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-2	07/01/26 - 07/30/26	30	0.00	363,092.50	0.00	363,092.50	0.00	0.00	0.00	363,092.50	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,439,063.53	0.00	1,439,063.53	0.00	0.00	0.00	1,439,063.53	0.00
X-A	07/01/26 - 07/30/26	30	0.00	703,747.13	0.00	703,747.13	0.00	0.00	0.00	703,747.13	0.00
X-B	07/01/26 - 07/30/26	30	0.00	32,322.10	0.00	32,322.10	0.00	0.00	0.00	32,322.10	0.00
X-D	07/01/26 - 07/30/26	30	0.00	28,692.80	0.00	28,692.80	0.00	0.00	0.00	28,692.80	0.00
A-M	07/01/26 - 07/30/26	30	0.00	220,357.16	0.00	220,357.16	0.00	0.00	0.00	220,357.16	0.00
B	07/01/26 - 07/30/26	30	0.00	169,146.25	0.00	169,146.25	0.00	0.00	0.00	169,146.25	0.00
C	07/01/26 - 07/30/26	30	0.00	131,645.54	0.00	131,645.54	0.00	0.00	0.00	131,645.54	0.00
D	07/01/26 - 07/30/26	30	0.00	58,968.75	0.00	58,968.75	0.00	0.00	0.00	58,968.75	0.00
E	07/01/26 - 07/30/26	30	0.00	35,064.62	0.00	35,064.62	0.00	0.00	0.00	35,064.62	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	100,812.18	0.00	100,812.18	0.00	0.00	0.00	100,812.18	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	61,360.30	0.00	61,360.30	0.00	0.00	0.00	61,360.30	0.00
J-RR	07/01/26 - 07/30/26	30	5,485.79	162,178.05	0.00	162,178.05	10,189.95	0.00	0.00	151,988.10	15,675.74
Totals			5,485.79	3,506,450.91	0.00	3,506,450.91	10,189.95	0.00	0.00	3,496,260.96	15,675.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,496,260.96
Excess Liquidation Proceeds Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,517,747.33	Master Servicing Fee	1,286.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,113.72
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	270.82
ARD Interest	0.00	Operating Advisor Fee	1,624.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,517,747.33	Total Fees	11,296.39

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	370.51
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,819.44
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	10,189.95

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,496,260.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,496,260.96
Total Funds Collected	3,517,747.33	Total Funds Distributed	3,517,747.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	628,997,999.97	628,997,999.97	Beginning Certificate Balance	628,997,999.97
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	628,997,999.97	628,997,999.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	628,997,999.97	628,997,999.97	Ending Certificate Balance	628,997,999.97
Ending Actual Collateral Balance	628,997,999.97	628,997,999.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	10	69,324,999.97	11.02%	47	6.3104	1.447540	1.49 or less	16	321,027,999.97	51.04%	48	6.5770	0.994214
10,000,000 to 19,999,999	11	163,073,000.00	25.93%	48	6.5275	1.254933	1.50 to 1.99	11	197,870,000.00	31.46%	48	6.9015	1.707354
20,000,000 to 29,999,999	5	116,100,000.00	18.46%	48	5.9813	1.913372	2.00 to 2.49	2	26,500,000.00	4.21%	47	6.4785	2.370943
30,000,000 to 39,999,999	2	60,000,000.00	9.54%	48	6.7025	1.528945	2.50 or greater	3	83,600,000.00	13.29%	48	5.2208	2.739342
40,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	32	628,997,999.97	100.00%	48	6.4947	1.508500
50,000,000 to 59,999,999	2	100,500,000.00	15.98%	47	5.8491	1.831204
60,000,000 or greater	2	120,000,000.00	19.08%	48	7.4900	1.216100
Totals	32	628,997,999.97	100.00%	48	6.4947	1.508500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	284,737.07	0.05%	47	5.3757	1.215100	New Jersey	3	87,000,000.00	13.83%	47	7.3405	0.963231
Alaska	1	9,625,000.00	1.53%	49	5.9710	1.874880	New York	25	215,144,849.14	34.20%	48	6.0928	1.796047
Arizona	1	144,284.48	0.02%	47	5.3757	1.215100	North Carolina	1	29,146.55	0.00%	47	5.3757	1.215100
Arkansas	1	33,008.62	0.01%	47	5.3757	1.215100	North Dakota	1	19,461.21	0.00%	47	5.3757	1.215100
California	4	60,000,000.01	9.54%	48	7.2150	1.687200	Ohio	7	14,614,672.41	2.32%	48	6.7027	0.500188
Colorado	6	554,991.38	0.09%	47	5.3757	1.215100	Oklahoma	3	172,893.97	0.03%	47	5.3757	1.215100
Connecticut	3	3,564,387.93	0.57%	43	7.3428	1.719343	South Carolina	7	1,066,051.72	0.17%	47	5.3757	1.215100
Delaware	1	22,500,000.00	3.58%	48	6.6500	1.305468	South Dakota	1	98,663.79	0.02%	47	5.3757	1.215100
Florida	8	991,827.58	0.16%	47	5.3757	1.215100	Texas	3	50,607,112.07	8.05%	46	6.3579	1.142155
Georgia	1	14,844.83	0.00%	47	5.3757	1.215100	Utah	2	129,982.76	0.02%	47	5.3757	1.215100
Hawaii	35	1,249,825.85	0.20%	47	5.3757	1.215100	Virginia	2	65,190,000.00	10.36%	47	7.2164	1.701114
Idaho	2	18,029,146.55	2.87%	49	6.3494	1.736955	Totals	145	628,997,999.97	100.00%	48	6.4947	1.508500
Illinois	6	23,911,577.58	3.80%	48	6.5704	(0.269286)
									Property Type³
Indiana	2	162,297.41	0.03%	47	5.3757	1.215100
Iowa	2	116,465.52	0.02%	47	5.3757	1.215100		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	1	15,267.24	0.00%	47	5.3757	1.215100		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	2	107,594.83	0.02%	47	5.3757	1.215100	Industrial	79	64,980,570.67	10.33%	48	6.3808	1.383354
Louisiana	2	80,469.82	0.01%	47	5.3757	1.215100	Lodging	8	125,518,000.01	19.96%	48	7.0043	1.157877
Maryland	1	108,439.66	0.02%	47	5.3757	1.215100	Mixed Use	1	44,600,000.00	7.09%	49	4.9355	1.388700
Massachusetts	1	44,600,000.00	7.09%	49	4.9355	1.388700	Multi-Family	21	223,908,461.54	35.60%	48	6.0778	1.602286
Michigan	2	8,421,077.59	1.34%	47	6.7123	0.705468	Office	5	102,000,000.00	16.22%	47	7.2804	1.307860
Minnesota	1	13,336.21	0.00%	47	5.3757	1.215100	Other	28	949,429.30	0.15%	47	5.3757	1.215100
Missouri	2	111,034.48	0.02%	47	5.3757	1.215100	Retail	3	67,041,538.46	10.66%	47	6.9004	1.645313
Nebraska	2	107,715.51	0.02%	47	5.3757	1.215100	Totals	145	628,997,999.97	100.00%	48	6.4947	1.508500
Nevada	1	177,836.21	0.03%	47	5.3757	1.215100

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	6	121,224,999.97	19.27%	48	5.2399	2.348716	12 months or less	20	405,748,000.00	64.51%	48	6.2633	1.610964
	6.0000% to 6.4999%	11	190,755,000.00	30.33%	48	6.2926	1.385086	13 months or greater	12	223,249,999.97	35.49%	47	6.9152	1.322277
	6.5000% to 6.9999%	8	128,328,000.00	20.40%	48	6.6588	1.041213	Totals	32	628,997,999.97	100.00%	48	6.4947	1.508500
	7.0000% or greater	7	188,690,000.00	30.00%	47	7.3934	1.411266
	Totals	32	628,997,999.97	100.00%	48	6.4947	1.508500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	32	628,997,999.97	100.00%	48	6.4947	1.508500	Interest Only	32	628,997,999.97	100.00%	48	6.4947	1.508500
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	628,997,999.97	100.00%	48	6.4947	1.508500	359 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	628,997,999.97	100.00%	48	6.4947	1.508500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		13	180,920,000.00	28.76%	48	6.2924	1.802472			No outstanding loans in this group
	12 months or less	19	448,077,999.97	71.24%	48	6.5763	1.389804
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	628,997,999.97	100.00%	48	6.4947	1.508500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656121065	MF	New York	NY	Actual/360	5.333%	229,615.28	0.00	0.00	N/A	08/06/30	--	50,000,000.00	50,000,000.00	08/06/26
1A	656121070				Actual/360	5.333%	45,923.06	0.00	0.00	N/A	08/06/30	--	10,000,000.00	10,000,000.00	08/06/26
2	330270002	LO	Various	CA	Actual/360	7.215%	372,775.00	0.00	0.00	N/A	08/06/30	--	60,000,000.00	60,000,000.00	08/06/26
3	330270003	OF	Warren	NJ	Actual/360	7.765%	401,191.67	0.00	0.00	N/A	07/06/30	--	60,000,000.00	60,000,000.00	08/06/26
4	330270004	MF	Houston	TX	Actual/360	6.360%	276,571.67	0.00	0.00	N/A	06/06/30	--	50,500,000.00	50,500,000.00	08/06/26
5	330270005	RT	Springfield	VA	Actual/360	7.115%	183,804.17	0.00	0.00	N/A	07/06/30	--	30,000,000.00	30,000,000.00	08/06/26
5A	330270105				Actual/360	7.115%	98,028.89	0.00	0.00	N/A	07/06/30	--	16,000,000.00	16,000,000.00	08/06/26
5B	330270205				Actual/360	7.115%	24,507.22	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	08/06/26
6	330371003	MU	Boston	MA	Actual/360	4.936%	89,251.02	0.00	0.00	N/A	09/01/30	--	21,000,000.00	21,000,000.00	08/01/26
6A	330371006				Actual/360	4.936%	100,301.14	0.00	0.00	N/A	09/01/30	--	23,600,000.00	23,600,000.00	08/01/26
7	330270007	Various Various		NY	Actual/360	6.290%	162,491.67	0.00	0.00	N/A	08/06/30	--	30,000,000.00	30,000,000.00	08/06/26
8	330270008	IN	Brooklyn	NY	Actual/360	6.680%	161,062.22	0.00	0.00	N/A	08/06/30	--	28,000,000.00	28,000,000.00	08/06/26
9	330270009	MF	Wilmington	DE	Actual/360	6.650%	128,843.75	0.00	0.00	N/A	08/06/30	--	22,500,000.00	22,500,000.00	08/06/26
10	330270010	OF	New York	NY	Actual/360	6.554%	118,518.17	0.00	0.00	N/A	07/06/30	--	21,000,000.00	21,000,000.00	08/06/26
11	330270011	LO	Itasca	IL	Actual/360	6.690%	105,584.55	0.00	0.00	N/A	08/06/30	--	18,328,000.00	18,328,000.00	08/06/26
12	330270012	LO	Meridian	ID	Actual/360	6.351%	98,440.50	0.00	0.00	N/A	09/06/30	--	18,000,000.00	18,000,000.00	08/06/26
13	330100003	MF	Bronx	NY	Actual/360	6.300%	47,468.75	0.00	0.00	N/A	07/06/30	--	8,750,000.00	8,750,000.00	08/06/26
13A	330100103				Actual/360	6.300%	47,468.75	0.00	0.00	N/A	07/06/30	--	8,750,000.00	8,750,000.00	08/06/26
14	330270014	RT	New York	NY	Actual/360	6.270%	89,086.25	0.00	0.00	N/A	08/06/30	--	16,500,000.00	16,500,000.00	08/06/26
15	330270015	LO	Fairfax	VA	Actual/360	7.550%	98,756.10	0.00	0.00	N/A	09/06/30	--	15,190,000.00	15,190,000.00	08/06/26
16	330270016	MF	Edgewater	NJ	Actual/360	6.235%	80,535.42	0.00	0.00	N/A	09/06/30	--	15,000,000.00	15,000,000.00	08/06/26
17	330270017	MF	Brooklyn	NY	Actual/360	6.190%	79,954.17	0.00	0.00	N/A	08/06/30	--	15,000,000.00	15,000,000.00	08/06/26
18	330270018	LO	North Olmsted	OH	Actual/360	6.761%	81,507.61	0.00	0.00	N/A	08/06/30	--	14,000,000.00	14,000,000.00	08/06/26
19	330270019	IN	Peekskill	NY	Actual/360	6.280%	70,598.54	0.00	0.00	N/A	08/06/30	--	13,055,000.00	13,055,000.00	08/06/26
20	330270020	OF	Parsippany	NJ	Actual/360	6.600%	68,200.00	0.00	0.00	N/A	08/06/30	--	12,000,000.00	12,000,000.00	08/06/26
21	330270021	MF	Brooklyn	NY	Actual/360	6.190%	51,703.69	0.00	0.00	N/A	08/06/30	--	9,700,000.00	9,700,000.00	08/06/26
22	330270022	IN	Anchorage	AK	Actual/360	5.971%	49,488.81	0.00	0.00	N/A	09/06/30	--	9,625,000.00	9,625,000.00	08/06/26
23	330100102	IN	Detroit	MI	Actual/360	6.740%	47,882.08	0.00	0.00	N/A	07/06/30	--	8,250,000.00	8,250,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	330270024	Various Various		Various	Actual/360	5.376%	32,403.80	0.00	0.00	N/A	07/09/30	--	6,999,999.97	6,999,999.97	08/09/26
25	330270025	OF	Arlington Heights	IL	Actual/360	6.190%	29,316.53	0.00	0.00	N/A	07/06/30	--	5,500,000.00	5,500,000.00	08/06/26
26	330270026	MF	Far Rockaway	NY	Actual/360	6.620%	24,227.36	0.00	0.00	N/A	09/06/30	--	4,250,000.00	4,250,000.00	08/06/26
27	330270027	OF	Stamford	CT	Actual/360	7.379%	22,239.49	0.00	0.00	N/A	03/06/30	--	3,500,000.00	3,500,000.00	08/06/26
Totals							3,517,747.33	0.00	0.00				628,997,999.97	628,997,999.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	5,000,147.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,581,413.58	9,789,836.19	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,469,249.75	1,472,196.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,456,382.02	3,848,878.46	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	4,797,322.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	19,499,043.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	656,440.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	825,033.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	1,094,762.60	0.00
11	0.00	(211,459.73)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	574,012.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,214,797.60	1,383,053.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	825,892.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,469,738.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	163,858.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	409,024.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	19,704.22	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	5,590,209.08	1,225,550.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	20,776,352.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	489,912.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	106,099.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	29,312,052.03	73,100,931.16				0.00	0.00	0.00	0.00	1,114,466.82	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.453729%	48
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	49
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	50
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	51
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	52
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	53
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	54
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	55
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	56
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	57
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.494656%	6.473800%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		522,333,000	522,333,000	0		0
49 - 60 Months		106,665,000	106,665,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	628,998,000	628,998,000	0	0	0	0
Jul-26	628,998,000	628,998,000	0	0	0	0
Jun-26	628,998,000	628,998,000	0	0	0	0
May-26	628,998,000	628,998,000	0	0	0	0
Apr-26	628,998,000	628,998,000	0	0	0	0
Mar-26	628,998,000	628,998,000	0	0	0	0
Feb-26	628,998,000	628,998,000	0	0	0	0
Jan-26	628,998,000	628,998,000	0	0	0	0
Dec-25	628,998,000	628,998,000	0	0	0	0
Nov-25	628,998,000	628,998,000	0	0	0	0
Oct-25	628,998,000	628,998,000	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	330270004	50,500,000.00	50,500,000.00	74,000,000.00	04/18/25	3,718,878.46	1.14200	03/31/26	06/06/30	I/O
Totals		50,500,000.00	50,500,000.00	74,000,000.00		3,718,878.46

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	330270004	MF	TX	07/09/26	13

Loan transferred to special servicing effective 7/9/26 due to payment default. Borrower was required to make a Mandatory Prepayment or deposit in the event they could not secure the Chapter 394 Tax Exemption on or prior to 5/31/26. Borrower advised that they could not make the prepayment and sought Lender consent for relief. The request was denied and a demand was issued. Counsel will be engaged and Lender will initiate contact with the borrower. The Subject Property

Portfolio, Providence At Heights& Lega cy At Westchase, is a portfolio of two garden-style multifamily Properties located in Houston, Texas. Occupancy as of Q1 2026 was 92.5%

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,819.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	370.51	0.00	0.00	0.00
Total	0.00	0.00	9,819.44	0.00	0.00	0.00	0.00	0.00	370.51	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,189.95

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Supplemental Notes
None

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